CASH, CASH EQUIVALENTS AND RESTRICTED CASH, Breakdown of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	$ 203,882	$ 144,729	$ 130,203	$ 231,362
Restricted cash	9,144	9,538
Total restricted cash	9,144	9,538
Short-term Deposits [Abstract]
Short-term deposits, classified as cash equivalents	$ 58,800	$ 12,400
Short-term deposits, maturity date	July 2024	January 2024
Minimum [Member]
Short-term Deposits [Abstract]
Interest rate on short-term deposits	2.90%	2.40%
Maximum [Member]
Short-term Deposits [Abstract]
Interest rate on short-term deposits	5.27%	4.80%
US Dollar [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	$ 192,505	$ 137,917
Singapore Dollar [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	2,510	2,991
Chinese Renminbi [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	414	585
Norwegian Krone [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	7,516	2,487
Euro [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	783	701
Hongkong Dollar [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	7	7
Bhutan, Ngultrum [Member]
Breakdown of cash and cash equivalents [Abstract]
Cash and cash equivalents by currency	$ 147	$ 41